STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCK BASED COMPENSATION
18.	STOCK BASED COMPENSATION

On April 1, 2008, the Group adopted the 2008 share incentive plan (“2008 Plan”) which allows the Group to offer a variety of incentive awards to directors, employees and consultants. The Group has reserved 7,500,000 ordinary shares for issuance under the 2008 Plan. Out of these 7,500,000 shares, 7,254,005 shares had been issued to the employees upon exercise of their share options as of December 31, 2012. 245,995 shares remain available for future issuances, which were not considered as outstanding shares as of December 31, 2012, and therefore were excluded from the computation of earnings per share.

On December 30, 2011, the Group adopted the 2011 share incentive plan (“2011 Plan”) which allows the Group to offer a variety of incentive awards to directors, employees and consultants. On February 20, 2012, the Group reserved 6,000,000 ordinary shares under the 2011 Plan. As of December 31, 2011 and 2012, no options or shares were granted under the 2011 Plan.

Stock Option

On April 9, 2010, the Company granted 730,000 share options to directors, employees and consultants with an exercise price of US$3.40. No options were granted during 2011 and 2012.

The vesting periods of the options under the option plan are determined based on individual stock option agreements. Generally options have a graded vesting term and will vest 25% after the first year of service and ratably each month over the remaining 36-month period.

Out of the 730,000 share options granted on April 9, 2010, 215,000 share options shall vest over four years and are exercisable based on certain performance conditions. These shares are intended to provide an incentive for achieving specific performance objectives over a defined period. The number of options that shall vest and become exercisable range from zero to 100% depending on performance against objective, pre-established financial metrics at the end of the performance period. The Company believes it is probable that such goals will be achieved based on its quarterly evaluation. If such goals are not met or it is probable the goals will not be met, no compensation cost is recognized and any recognized compensation cost is reversed.

The fair value of share options granted in 2010 was ranged from US$2.62 to US$2.70. Management has used Black-Scholes option pricing model to estimate the fair value of options granted with the following assumptions:

2010
Expected volatility	0.546~0.580
Risk-free interest rate	2.08%~2.56%
Expected dividend yield	0%
Expected term (in years)	3.02~3.58
Fair value of underlying ordinary share	US$5.00

(1)	Volatility

The volatility of the underlying ordinary shares during the expected term of the options was estimated based on the historical stock price volatility of the Company and comparable listed companies over a period comparable to the expected term of the options.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield of international government bonds of China with a maturity period similar to the expected term of the options.

(3)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Expected term

The expected term were estimated based on the vesting and contractual terms, employee demographics and the expected term of the similar companies.

(5)	Fair value of underlying ordinary shares

Prior to the completion of the IPO, when estimating the fair value of the ordinary shares on the grant dates, management considered a number of factors, including the result of a third party appraisal. After the completion of the IPO, the closing market price of the ordinary shares of the Company as of the grant date was used as the fair value of the ordinary shares on that date.

The following table summarizes the Company’s share option activity as of and for the years ended December 31, 2010, 2011 and 2012:

	Number of options	Weighted average exercise price	Weighted average grant- date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		US$	US$	(Years)	US$
Outstanding as of December 31, 2009	6,845,333	1.64	1.49	3.59	16,166

Granted	730,000	3.40	2.59
Exercised	135,102	2.76	0.88
Forfeited	846,839	2.99	1.35

Outstanding as of December 31, 2010	6,593,392	1.63	1.62	2.70	21,748

Exercised	138,724	1.41	1.54
Forfeited	346,685	3.14	1.70

Outstanding as of December 31, 2011	6,107,983	1.56	1.62	1.64	17,006

Exercised	338,440	1.10	1.53
Forfeited	129,972	3.06	1.12

Outstanding as of December 31, 2012	5,639,571	1.55	1.63	0.54	4,422

Vested and expected to vest at December 31, 2012	5,608,222	1.54	1.63	0.63	4,422

Exercisable at December 31, 2012	5,327,452	1.44	1.60	0.55	3,084

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The following table summarizes information about stock options outstanding for the year ended December 31, 2012:

	Options Outstanding			Options Exercisable
Exercise prices	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)
1.00	4,335,570	1.00	0.27	4,335,498	1.00	0.27
3.15	123,400	3.15	0.55	123,400	3.15	0.55
3.40	1,180,601	3.40	2.00	868,554	3.40	1.98

	5,639,571	1.55	0.54	5,327,452	1.44	0.55

As of December 31, 2012, there was US$814 of total unrecognized compensation cost related to unvested share options. The unrecognized compensation cost is expected to be recognized over a weighted-average period of 1.00 years.

For the years ended December 31, 2010, 2011 and 2012, the aggregate intrinsic value of options exercised under the Company’s stock option plans were US$293, US$407 and US$315, respectively, determined as of the date of option exercise.

Nonvested Shares

In 2010, 2011 and 2012, the Company granted 460,000, 372,000 and 190,668 nonvested shares to employees and consultants, respectively. The vesting periods of the nonvested shares under the plan were determined based on individual share agreements. Generally nonvested shares vest over two or four years. Out of nonvested shares granted, the vesting of 250,000 shares are subject to certain performance conditions, which are consistent with the terms for stock options. The total fair value of shares vested during the years ended December 31, 2010, 2011 and 2012 was nil, nil and $1,767, respectively. As of December 31, 2012, there was US$3,090 of total unrecognized compensation cost related to nonvested shares. The unrecognized compensation cost is expected to be recognized over a weighted-average period of 2.28 years.

The following table summarizes the nonvested shares activity for the year ended December 31, 2010, 2011 and 2012:

	Number of Shares	Weighted average grant date fair value	Aggregate intrinsic value
Nonvested stock as of December 31, 2009	—	—
Granted	460,000	4.56

Nonvested stock as of December 31, 2010	460,000	4.56	2,268

Granted	372,000	5.19
Vested	(12,000)	4.56
Forfeited	(3,000)	4.56

Nonvested stock as of December 31, 2011	817,000	4.85	3,602

Granted	190,668	5.10
Vested	(347,418)	4.96
Forfeited	(25,000)	4.37

Nonvested stock as of December 31, 2012	635,250	4.86	1,999

Nonvested stock vested and expected to vest at December 31, 2012	925,868	4.89	1,870

For the year ended December 31, 2012, 268,000 nonvested shares were available for future grant under all plans.

The following table shows total stock-based compensation expense included in the consolidated statements of operations for the year ended December 31, 2010, 2011 and 2012:

	2010	2011	2012
Cost of revenue	7	4	1
Selling and marketing expense	1,468	1,979	1,506
General and administrative expense	1,024	1,086	707

Total	2,499	3,069	2,214